Employee Benefits - Expenses Related to Defined Benefit Plans Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 173,879	₩ 173,534	₩ 150,136
Net interest cost	(23,942)	(5,274)	(5,895)
Expenses related to defined benefit plans	149,937	168,260	144,241
Cost of sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	114,226	128,706	110,750
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	7,138	8,017	6,631
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	16,865	18,780	16,496
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	₩ 11,708	₩ 12,757	₩ 10,364